Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 31,365	$ 227,932	$ 58,941
Accounts receivable, net	60,522	56,964	26,110
Other current assets	26,464	647	17,562
Total current assets	118,351	285,543	102,613
NON-CURRENT ASSETS:
Right-of-Use lease asset	114,460
Property, plant and equipment, net	5,775	7,963	9,377
Other asset	3,000
Total non-current assets	123,235	7,963
Total assets	241,586	293,506	111,990
Current liabilities:
Accounts payable and accrued liabilities	193,612	175,702	10,428
Right-of-Use lease liability	21,050
Short term debt	25,055
Total current liabilities	239,717	175,702	10,428
Non-current liabilities:
Right-of-Use lease liability	94,260
Long-term payables	561,554	445,300	153,132
Total non-current liabilities	655,814	445,300
Total liabilities	895,531	621,002	163,560
Stockholders’ deficit:
Common stock	100	100	100
Additional paid-in capital	6,582	6,582	6,582
Retained earnings	(660,627)	(334,178)	(58,252)
Total stockholders’ deficit	(653,945)	(327,496)	(51,570)
Total liabilities and stockholders’ deficit	$ 241,586	$ 293,506	$ 111,990